Consolidated Balance Sheets - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021 [1]
Noncurrent assets
Intangible assets	€ 3	€ 206
Property, plant and equipment	667	1,484
Right-of-use assets	790	3,018
Other financial assets	158	91
Other non-financial assets	73	89
Total non-current assets	1,691	4,888
Current assets
Work in progress	73	0
Other financial assets	1,134	6,233
Other non-financial assets	24,215	3,236
Cash and cash equivalents	30,357	132,939
Total current assets	55,779	142,408
Total assets	57,470	147,296
Equity
Subscribed capital	9,957	8,735
Capital and other reserves	277,308	221,785
Accumulated deficit	(330,778)	(147,081)
Total equity	(43,513)	83,439
Noncurrent liabilities
Non-current - advance payments received from customers	49,288	44,756
Financial liabilities	4,649	6,353
Other non-financial liabilities	469	0
Total non-current liabilities	54,406	51,109
Current liabilities
Current - advance payments received from customers	354	0
Financial liabilities	30,225	472
Trade and other payables	11,699	7,867
Other liabilities	1,823	2,207
Provisions	2,476	2,202
Total current liabilities	46,577	12,748
Total equity and liabilities	€ 57,470	€ 147,296

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.